Employee Stock Incentive Plans - Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans (Detail)	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Exercise Price Rs. 480.20 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year	₨ 480.20
Bonus on outstanding	480.20
Range of Exercise Prices	₨ 480.20		₨ 480.20				₨ 480.20		₨ 480.20
Granted | ₨ / shares	₨ 480.20
Exercised	₨ 480.20
Forfeited and expired | ₨ / shares							₨ 480.20
Outstanding at the end of the year	480.20		480.20
Exercisable at the end of the year							₨ 480.20
Exercise Price Rs. 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year	2.00
Bonus on outstanding	2.00
Range of Exercise Prices	₨ 2.00		2.00				₨ 2.00		2.00
Granted | ₨ / shares	₨ 2.00
Exercised	₨ 2.00
Forfeited and expired | ₨ / shares							₨ 2.00
Outstanding at the end of the year	2.00		₨ 2.00
Exercisable at the end of the year							₨ 2.00
Exercise Price Range 0.03 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year | $		$ 0.03
Bonus on outstanding | $		0.03
Range of Exercise Prices | $		$ 0.03		$ 0.03				$ 0.03		$ 0.03
Granted | $ / shares		$ 0.03
Exercised | $		$ 0.03
Forfeited and expired | $ / shares								$ 0.03
Outstanding at the end of the year | $		0.03		$ 0.03
Exercisable at the end of the year | $								$ 0.03
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan							59,797,979	59,797,979
Range of Exercise Prices | $		0.03						$ 0.03
Outstanding at the end of the year | $		$ 0.03
Wipro ADS Restricted Stock Unit Plan (WSRUP 2004 plan)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan							59,797,979	59,797,979
Range of Exercise Prices	2						₨ 2
Outstanding at the end of the year	2
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan							49,831,651	49,831,651
Range of Exercise Prices	2						₨ 2
Outstanding at the end of the year	2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan							39,546,197	39,546,197
Range of Exercise Prices	2						₨ 2
Outstanding at the end of the year	2
Wipro Equity Reward Trust Employee Stock Purchase Plan 2013
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan							747,474,747	747,474,747
Wipro Equity Reward Trust Employee Stock Purchase Plan 2013 | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	171						₨ 171
Outstanding at the end of the year	171
Wipro Equity Reward Trust Employee Stock Purchase Plan 2013 | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	490						490
Outstanding at the end of the year	490
Employee stock option plans and restricted stock unit option [member] | Exercise Price Rs. 480.20 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year			20,181	20,181	20,181	20,181
Numbers, Exercised			(20,181)	(20,181)
Numbers, Outstanding at the end of the year					20,181	20,181
Numbers, Exercisable at the end of the year					20,181						20,181
Weighted Average Exercise Price, Outstanding at the beginning of the year	480.20		₨ 480.20		₨ 480.20
Weighted Average Exercise Price, Bonus on outstanding	480.20		480.20		480.20
Weighted Average Exercise Price, Granted	480.20		480.20		480.20
Weighted Average Exercise Price, Exercised	480.20		480.20		480.20
Weighted Average Exercise Price, Forfeited and expired	480.20		480.20		480.20
Weighted Average Exercise Price, Outstanding at the end of the year	₨ 480.20		₨ 480.20		480.20
Weighted Average Exercise Price, Exercisable at the end of the year					₨ 480.20		₨ 480.20		₨ 480.20
Employee stock option plans and restricted stock unit option [member] | Exercise Price Rs. 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year	13,543,997	13,543,997	7,952,083	7,952,083	7,254,326	7,254,326
Numbers, Bonus on outstanding	4,773,755	4,773,755	6,968,406	6,968,406
Numbers, Granted	4,607,000	4,607,000	4,612,400	4,612,400	2,398,000	2,398,000
Numbers, Exercised	(2,739,097)	(2,739,097)	(5,325,217)	(5,325,217)	(1,113,775)	(1,113,775)
Numbers, Forfeited and expired	(2,578,192)	(2,578,192)	(663,675)	(663,675)	(586,468)	(586,468)
Numbers, Outstanding at the end of the year	17,607,463	17,607,463	13,543,997	13,543,997	7,952,083	7,952,083
Numbers, Exercisable at the end of the year					698,320		1,300,781	1,300,781	1,875,994	1,875,994	698,320
Weighted Average Exercise Price, Outstanding at the beginning of the year	₨ 2		₨ 2		₨ 2
Weighted Average Exercise Price, Bonus on outstanding	2		2		2
Weighted Average Exercise Price, Granted	2		2		2
Weighted Average Exercise Price, Exercised	2		2		2
Weighted Average Exercise Price, Forfeited and expired	2		2		2
Weighted Average Exercise Price, Outstanding at the end of the year	₨ 2		₨ 2		2
Weighted Average Exercise Price, Exercisable at the end of the year					₨ 2		₨ 2		₨ 2
Employee stock option plans and restricted stock unit option [member] | Exercise Price Range 0.03 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year	10,199,054	10,199,054	5,288,783	5,288,783	3,747,430	3,747,430
Numbers, Bonus on outstanding	3,957,434	3,957,434	4,077,070	4,077,070
Numbers, Granted	4,849,000	4,849,000	3,897,000	3,897,000	2,379,500	2,379,500
Numbers, Exercised	(1,541,803)	(1,541,803)	(2,565,976)	(2,565,976)	(174,717)	(174,717)
Numbers, Forfeited and expired	(3,016,895)	(3,016,895)	(497,823)	(497,823)	(663,430)	(663,430)
Numbers, Outstanding at the end of the year	14,446,790	14,446,790	10,199,054	10,199,054	5,288,783	5,288,783
Numbers, Exercisable at the end of the year					141,342		948,877	948,877	789,962	789,962	141,342
Weighted Average Exercise Price, Outstanding at the beginning of the year | $		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Bonus on outstanding | $		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Granted | $ / shares		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Exercised | $ / shares		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Forfeited and expired | $		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Outstanding at the end of the year | $		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Exercisable at the end of the year | $								$ 0.03		$ 0.03	$ 0.03